Segment disclosure - Net Sales and Long-Lived Assets by Geographic Region (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net sales	€ 18,611.0	€ 13,978.5	€ 11,820.0
Long-lived assets	2,982.7	2,470.3	1,999.3
Japan
Segment Reporting Information [Line Items]
Net sales	459.3	542.8	463.2
Long-lived assets	5.5	8.3	6.5
South Korea
Segment Reporting Information [Line Items]
Net sales	6,223.0	4,151.6	2,202.1
Long-lived assets	61.2	34.1	24.1
Singapore
Segment Reporting Information [Line Items]
Net sales	126.2	84.9	120.0
Long-lived assets	7.3	2.1	1.6
Taiwan
Segment Reporting Information [Line Items]
Net sales	7,327.9	4,731.3	5,357.0
Long-lived assets	163.6	164.3	131.6
China
Segment Reporting Information [Line Items]
Net sales	2,740.8	2,324.4	1,377.7
Long-lived assets	17.0	17.8	21.3
Rest of Asia
Segment Reporting Information [Line Items]
Net sales	1.8	1.6	2.6
Long-lived assets	0.2	0.4	0.5
Netherlands
Segment Reporting Information [Line Items]
Net sales	14.2	1.6	2.6
Long-lived assets	2,048.1	1,625.2	1,396.0
EMEA
Segment Reporting Information [Line Items]
Net sales	134.6	483.3	314.6
Long-lived assets	124.0	129.2	4.3
United States
Segment Reporting Information [Line Items]
Net sales	1,583.2	1,657.0	1,980.2
Long-lived assets	€ 555.8	€ 488.9	€ 413.4